Share Capital (Antidilutive Securities) (Details) shares in Thousands		3 Months Ended	12 Months Ended
	Feb. 09, 2017 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 $ / shares shares
Earnings per share [line items]
Share price (cad per share) | (per share)	$ 7.95	$ 6.44		$ 9.40
Antidilutive securities			11,870	15,152
Employee Stock Option1 [Member]
Earnings per share [line items]
Antidilutive securities			6,655	2,920
Warrants [Member]
Earnings per share [line items]
Antidilutive securities			5,215	12,232